Equity (Tables)	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Equity - Outstanding number of shares [Text Block]

Philips Group

Outstanding number of shares

	2019	2020	2021
Balance as of January 1	914,184,087	890,973,790	905,128,293
Dividend distributed	9,079,538	18,080,198	6,345,968
Purchase of treasury shares	(40,390,495)	(8,669,622)	(45,486,392)
Delivery of treasury shares	8,100,660	4,695,170	4,194,577
Issuance of new shares		48,757
Balance as of December 31	890,973,790	905,128,293	870,182,445

Equity - Employee option and share plan transactions [Text Block]

Philips Group

Employee option and share plan transactions

	2019	2020	2021
Shares acquired	5,497,675	5,351,411	3,996,576
Average market price	EUR 34.25	EUR 33.81	EUR 36.15
Amount paid	EUR 188 million	EUR 181 million	EUR 144 million
Shares delivered	8,100,660	4,695,170	4,194,577
Average price (FIFO)	EUR 32.87	EUR 34.35	EUR 34.14
Cost of delivered shares	EUR 266 million	EUR 161 million	EUR 143 million
Total shares in treasury at year-end	5,268,467	5,924,708	5,726,708
Total cost	EUR 180 million	EUR 199 million	EUR 201 million

Equity - Share capital transactions [Text Block]

Philips Group

Share capital transactions

	2019	2020	2021
Shares acquired	34,892,820	3,318,211	41,489,816
Average market price	EUR 34.29	EUR 39.21	EUR 36.22
Amount paid	EUR 1,196 million	EUR 130 million	EUR 1,503 million
Cancellation of treasury shares (shares)	38,541,356	3,809,675	33,500,000
Cancellation of treasury shares (EUR)	EUR 1,316 million	EUR 152 million	EUR 1,216 million
Total shares in treasury at year-end	491,464		7,989,816
Total cost	EUR 22 million		EUR 287 million

Equity - Composition of net debt and group equity [Text Block]

Philips Group

Composition of net debt and group equity1)

in millions of EUR unless otherwise stated

	2019	2020	2021
Long-term debt	4,939	5,705	6,473
Short-term debt	508	1,229	506
Total debt	5,447	6,934	6,980
Cash and cash equivalents	1,425	3,226	2,303
Net debt1)	4,022	3,708	4,676
Shareholders' equity	12,597	11,870	14,438
Non-controlling interests	28	31	36
Group equity	12,625	11,901	14,475
Net debt and group equity ratio1)	24:76	24:76	24:76
1)Non-IFRS financial measure. For the definition and reconciliation of the most directly comparable IFRS measure, refer to Reconciliation of non-IFRS information.

Equity - Adjusted income from continuing operations attributable to shareholders [Text Block]

Philips Group

Adjusted income from continuing operations attributable to shareholders1)

2) in millions of EUR

	2019	2020	2021
Net income	1,173	1,195	3,323
Discontinued operations, net of income taxes	(183)	(196)	(2,711)
Income from continuing operations	990	999	612
Continuing operations non-controlling interests	(5)	(8)	(4)
Income from continuing operations attributable to shareholders2)	985	991	608
Adjustments for:
Amortization and impairment of acquired intangible assets	344	377	322
Impairment of goodwill	97	144	15
Restructuring costs and acquisition-related charges	310	195	95
Other items	153	299	1,069
Net finance income/expenses	13	(125)	(84)
Tax impact of adjusted items and tax only adjusting items	(280)	(285)	(527)
Adjusted Income from continuing operations attributable to shareholders1)2)	1,622	1,594	1,497
1)Non-IFRS financial measure. For the definition and reconciliation of the most directly comparable IFRS measure, refer to Reconciliation of non-IFRS information.2)Shareholders in this table refers to shareholders of Koninklijke Philips N.V.